Pioneer Diversified
High Income Trust

Schedule of Investments | January 31, 2020

Ticker Symbol: HNW

Schedule of Investments | 1/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 148.5%
	COMMON STOCKS - 0.1% of Net Assets
	Household Durables - 0.0%†
89,094(a)	Desarrolladora Homex SAB de CV	$387
	Total Household Durables	$387
	Oil, Gas & Consumable Fuels - 0.1%
6	Amplify Energy Corp.	$32
17,883^(a)	PetroQuest Energy, Inc.	71,532
	Total Oil, Gas & Consumable Fuels	$71,564
	Specialty Retail - 0.0%†
42,088^(a)	Targus Cayman SubCo., Ltd.	$50,085
	Total Specialty Retail	$50,085
	TOTAL COMMON STOCKS
	(Cost $155,028)	$122,036
	PREFERRED STOCKS - 1.2% of Net Assets
	Banks - 0.8%
40,675(b)	GMAC Capital Trust I, 7.695% (3 Month USD LIBOR + 579 bps), 2/15/40	$1,083,989
	Total Banks	$1,083,989
	Chemicals - 0.0%†
455,230^(a)	Pinnacle Agriculture	$4,552
	Total Chemicals	$4,552
	Diversified Financial Services - 0.4%
500(a)(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$547,500
	Total Diversified Financial Services	$547,500
	Internet - 0.0%†
59,182(a)	MYT Holding Co., 10.0%, 6/7/29 (144A)	$53,856
	Total Internet	$53,856
	TOTAL PREFERRED STOCKS
	(Cost $1,918,624)	$1,689,897

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 0.8% of Net Assets
1,000,000(d)	AIG CLO Ltd., Series 2019-2A, Class E, 9.12% (3 Month USD LIBOR + 725 bps), 10/25/32 (144A)	$979,418
290,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	169,305
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,290,971)	$1,148,723
	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3% of Net Assets
250,000	COMM Mortgage Trust, Series 2020-CMB, Class F, 3.632%, 11/13/39 (144A)	$242,193
330,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 13.911% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	452,527
250,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 12.911% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	327,576
975,726(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	925,281
1,000,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 8.56% (1 Month USD LIBOR + 690 bps), 8/25/29	948,070
28,723	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	16,898
750,000(d)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 5.7% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	750,001
500,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.307%, 4/15/46	453,314
742,563	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)	742,563
750,000(d)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 5.676% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	747,173
900,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/34 (144A)	825,536
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	813,123
1,660,500(b)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.761%, 11/15/48 (144A)	1,428,029
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $8,456,347)	$8,672,284
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5% of Net Assets
250,000(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.903%, 8/15/47 (144A)	$258,121
236,963(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	239,806
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	211,628
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $671,542)	$709,555
	CONVERTIBLE CORPORATE BOND - 1.4% of Net Assets
	Chemicals - 1.4%
1,900,000(e)	Hercules LLC, 6.5%, 6/30/29	$1,907,125
	Total Chemicals	$1,907,125
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost $1,321,295)	$1,907,125
	CORPORATE BONDS - 88.0% of Net Assets
	Advertising - 1.0%
1,448,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,310,440
	Total Advertising	$1,310,440

	Principal
	Amount
	USD ($)		Value
		Aerospace & Defense - 0.9%
	392,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$376,810
	902,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	854,600
		Total Aerospace & Defense	$1,231,410
		Agriculture - 0.9%
	815,000	Kernel Holding SA, 6.5%, 10/17/24 (144A)	$859,752
	444,769	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	444,769
		Total Agriculture	$1,304,521
		Airlines - 1.8%
	480,000	Aerovias de Mexico SA de CV, 7.0%, 2/25/25 (144A)	$480,000
	300,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	319,050
	785,000	Latam Finance, Ltd., 7.0%, 3/1/26 (144A)	855,650
EUR	700,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	766,382
		Total Airlines	$2,421,082
		Auto Manufacturers - 0.7%
	930,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$999,750
		Total Auto Manufacturers	$999,750
		Auto Parts & Equipment - 1.3%
	687,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	$695,587
EUR	395,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)	452,685
	712,000	Titan International, Inc., 6.5%, 11/30/23	621,220
		Total Auto Parts & Equipment	$1,769,492
		Banks - 6.4%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$221,300
	300,000(b)	Banco de Galicia y Buenos Aires SAU, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	283,500
	1,000,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,095,000
	1,453,000(b)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	1,583,770
	480,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	477,600
	1,310,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,298,538
	240,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	215,775
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	386,733
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	252,281
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	5,954
	250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	291,720
	400,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	432,000
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	215,002
	460,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	489,808
	344,000(b)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	350,983
	750,000	UBS AG, 7.625%, 8/17/22	846,765
	450,000	Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	458,448
		Total Banks	$8,905,177
		Building Materials - 0.9%
	215,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$234,350
	746,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	811,275
	186,000	Summit Materials LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	201,345
		Total Building Materials	$1,246,970
		Chemicals - 1.6%
	55,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	$58,645
	55,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	60,056
	200,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	208,250
	692,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	712,760
	375,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	381,562
	300,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	394,171
	336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	332,640
		Total Chemicals	$2,148,084
		Coal - 0.3%
	497,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$477,120
		Total Coal	$477,120
		Commercial Services - 3.7%
	1,501,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	$1,602,317
	1,835,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,812,521
MXN	4,365,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	234,721
	890,000	Sotheby's, 7.375%, 10/15/27 (144A)	906,598
	411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	446,963
		Total Commercial Services	$5,003,120
		Computers - 0.1%
	130,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$136,662
		Total Computers	$136,662
		Distribution & Wholesale - 1.2%
	1,645,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$1,691,603
		Total Distribution & Wholesale	$1,691,603
		Diversified Finance Services - 11.5%
	1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$953,750
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	630,750
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	886,600
	6,000,000^(g)	Fixed Income Trust, 7.697%, 10/15/97 (144A)	9,144,474
	500,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)	489,428

	Principal
	Amount
	USD ($)		Value
		Diversified Finance Services - (continued)
	455,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	$463,040
	499,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	527,693
	117,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	117,058
	580,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	580,000
	615,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	631,913
	75,000	Springleaf Finance Corp., 6.625%, 1/15/28	84,375
	1,174,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	1,244,440
		Total Diversified Finance Services	$15,753,521
		Electric - 3.2%
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$466,500
	575,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	602,313
	460,000(b)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	542,800
	830,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 5/3/23 (144A)	892,258
	570,000	NRG Energy, Inc., 6.625%, 1/15/27	612,750
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	346,406
	185,805	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	207,637
	332,094	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	167,228
	118,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	120,950
	357,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	371,280
		Total Electric	$4,330,122
		Energy-Alternate Sources - 0.3%
	435,000	YPF Energia Electrica SA, 10.0%, 7/25/26 (144A)	$402,375
		Total Energy-Alternate Sources	$402,375
		Engineering & Construction - 0.2%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$221,750
		Total Engineering & Construction	$221,750
		Entertainment - 2.9%
	250,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	$253,725
	200,000	Cirsa Finance International S.r.l., 7.875%, 12/20/23 (144A)	210,314
	755,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	865,736
	305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	342,362
	295,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	311,311
	295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	316,388
	1,574,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	1,707,790
		Total Entertainment	$4,007,626
		Environmental Control - 1.3%
	506,000	Covanta Holding Corp., 6.0%, 1/1/27	$524,573
	550,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	599,500
	731,000	Tervita Corp., 7.625%, 12/1/21 (144A)	743,792
		Total Environmental Control	$1,867,865
		Food - 1.7%
	150,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)	$166,125
	200,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	200,750
	660,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	612,150
	580,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	615,122
	652,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	691,576
		Total Food	$2,285,723
		Forest Products & Paper - 1.5%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$406,087
	825,000	Mercer International, Inc., 7.375%, 1/15/25	872,784
	754,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	810,550
		Total Forest Products & Paper	$2,089,421
		Healthcare-Services - 2.3%
	1,165,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$1,200,597
	255,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/25 (144A)	257,596
	580,000	RegionalCare Hospital Partners Holdings, Inc., 0.0%, 5/1/23 (144A)	609,174
	946,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	1,052,425
		Total Healthcare-Services	$3,119,792
		Holding Companies-Diversified - 0.4%
	520,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$492,700
		Total Holding Companies-Diversified	$492,700
		Home Builders - 1.9%
	885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29 (144A)	$966,862
	345,000	Brookfield Residential Properties, Inc., 6.25%, 9/15/27 (144A)	369,150
	350,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	362,250
	211,000	KB Home, 6.875%, 6/15/27	248,189
	250,000	KB Home, 7.0%, 12/15/21	267,500
	340,000	KB Home, 7.625%, 5/15/23	383,146
		Total Home Builders	$2,597,097
		Home Furnishings - 0.8%
EUR	930,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,082,646
		Total Home Furnishings	$1,082,646
		Internet - 1.3%
EUR	1,580,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)	$1,813,057
		Total Internet	$1,813,057

	Principal
	Amount
	USD ($)		Value
		Iron/Steel - 1.6%
	718,000	Metinvest BV, 7.75%, 4/23/23 (144A)	$765,783
	1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)	1,415,801
		Total Iron/Steel	$2,181,584
		Leisure Time - 0.4%
	250,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$263,800
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	251,534
		Total Leisure Time	$515,334
		Machinery-Diversified - 0.4%
	500,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$532,810
		Total Machinery-Diversified	$532,810
		Media - 2.9%
	250,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$257,031
	607,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	701,874
	263,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	286,341
	234,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)	233,088
	1,735,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	1,622,225
	855,000	TEGNA, Inc., 6.375%, 10/15/23	873,639
		Total Media	$3,974,198
		Mining - 2.7%
	330,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	$343,200
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	482,500
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	422,078
	200,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	202,250
	589,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	594,890
	170,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	178,500
	455,000	Novelis Corp., 4.75%, 1/30/30 (144A)	457,002
	615,000	Novelis Corp., 5.875%, 9/30/26 (144A)	651,900
	375,000	Vedanta Resources, Ltd., 6.375%, 7/30/22 (144A)	363,516
		Total Mining	$3,695,836
		Miscellaneous Manufacturers - 0.1%
	150,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$153,675
		Total Miscellaneous Manufacturers	$153,675
		Multi-National - 0.3%
IDR	4,840,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$376,212
		Total Multi-National	$376,212
		Oil & Gas - 10.2%
	1,245,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$1,212,319
	660,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	618,750
	410,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	387,450
	740,000	Gulfport Energy Corp., 6.0%, 10/15/24	407,888
	450,000	Gulfport Energy Corp., 6.375%, 5/15/25	225,000
	1,745,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	1,596,675
	350,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	366,625
	825,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	817,006
	235,000	Nabors Industries, Ltd., 7.25%, 1/15/26 (144A)	234,730
	603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	593,955
	483,090(f)	Northern Oil & Gas, Inc., 8.5% (1.0% PIK 8.5% cash), 5/15/23	499,998
	450,000	Novatek OAO Via Novatek Finance DAC, 4.422%, 12/13/22 (144A)	472,248
	369,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	354,240
	915,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	935,679
	200,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	207,220
	169,104(f)	PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/24	137,820
	707,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	737,019
	815,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	757,950
	860,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	810,550
	120,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	113,100
	875,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	814,450
	480,000	Whiting Petroleum Corp., 5.75%, 3/15/21	448,800
	100,000	Whiting Petroleum Corp., 6.625%, 1/15/26	56,187
	86,000	WPX Energy, Inc., 8.25%, 8/1/23	99,223
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	848,238
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	68,160
		Total Oil & Gas	$13,821,280
		Oil & Gas Services - 0.9%
	540,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$540,675
	521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	555,753
	255,000	SESI LLC, 7.75%, 9/15/24	158,765
		Total Oil & Gas Services	$1,255,193
		Packaging & Containers - 0.5%
	630,000	Intertape Polymer Group, Inc., 7.0%, 10/15/26 (144A)	$666,225
		Total Packaging & Containers	$666,225
		Pharmaceuticals - 2.7%
EUR	450,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	$501,831
EUR	345,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	384,737
	27,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	27,236
	430,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	445,781

	Principal
	Amount
	USD ($)		Value
		Pharmaceuticals - (continued)
	547,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	$592,478
	532,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 7/15/23 (144A)	406,980
	240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	166,200
	255,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	259,463
	976,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	907,514
		Total Pharmaceuticals	$3,692,220
		Pipelines - 5.8%
	900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$897,750
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	223,675
	555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	557,775
	450,000(d)	Energy Transfer Operating LP, 4.781% (3 Month USD LIBOR + 302 bps), 11/1/66	371,250
	915,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	935,587
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	88,500
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	270,040
	875,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	882,245
	480,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	492,000
	197,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	212,573
	585,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)	612,322
	935,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	960,713
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,397,694
		Total Pipelines	$7,902,124
		REITs - 1.0%
	1,404,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	$1,344,330
		Total REITs	$1,344,330
		Retail - 1.1%
	575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$529,000
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	508,711
	470,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	493,862
		Total Retail	$1,531,573
		Software - 0.3%
	348,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$344,520
		Total Software	$344,520
		Sovereign - 0.1%
	215,000(h)	Ecuador Social Bond S.a.r.l, 1/30/35 (144A)	$139,750
		Total Sovereign	$139,750
		Telecommunications - 6.6%
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	$223,500
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	313,875
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	345,043
	280,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	268,100
	200,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	158,500
	750,000	Digicel, Ltd., 6.75%, 3/1/23	481,875
	500,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	512,500
	1,165,000	Frontier Communications Corp., 8.75%, 4/15/22	538,813
	290,000	Frontier Communications Corp., 11.0%, 9/15/25	132,856
	785,000	Intelsat Jackson Holdings SA, 5.5%, 8/1/23	629,962
	1,345,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	1,397,119
	200,000	Mobile Telesystems OJSC Via MTS International Funding DAC, 5.0%, 5/30/23 (144A)	213,320
	340,000	Sprint Corp., 7.125%, 6/15/24	351,169
	485,000	Sprint Corp., 7.25%, 9/15/21	508,644
	850,000	Sprint Corp., 7.625%, 3/1/26	887,102
	1,300,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,267,500
	695,000	Ypso Finance Bis SA, 6.0%, 2/15/28 (144A)	695,000
		Total Telecommunications	$8,924,878
		Transportation - 0.3%
	375,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$367,500
		Total Transportation	$367,500
		TOTAL CORPORATE BONDS
		(Cost $112,916,331)	$120,128,368
		FOREIGN GOVERNMENT BONDS - 4.9% of Net Assets
		Angola - 0.4%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$482,492
		Total Angola	$482,492
		Argentina - 0.4%
	106,000	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$95,930
	670,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	402,000
		Total Argentina	$497,930
		Bahrain - 0.6%
	490,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$521,852
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	353,637
		Total Bahrain	$875,489
		Egypt - 1.0%
EGP	16,050,000(h)	Egypt Treasury Bills, 2/4/20	$1,014,418
EGP	4,350,000(h)	Egypt Treasury Bills, 3/3/20	272,517
		Total Egypt	$1,286,935

	Principal
	Amount
	USD ($)		Value
		Ghana - 0.4%
	500,000	Ghana Government International Bond, 8.627%, 6/16/49	$500,641
		Total Ghana	$500,641
		Kenya - 0.4%
	500,000	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	$541,810
		Total Kenya	$541,810
		Mexico - 0.8%
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$56,030
MXN	18,385,500	Mexican Bonos, 8.0%, 12/7/23	1,019,628
		Total Mexico	$1,075,658
		Turkey - 0.3%
	475,000	Turkey Government International Bond, 3.25%, 3/23/23	$470,108
		Total Turkey	$470,108
		Ukraine - 0.6%
	750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$859,687
		Total Ukraine	$859,687
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $6,365,986)	$6,590,750
		INSURANCE-LINKED SECURITIES - 23.8% of Net Assets(i)
		Event-Linked Bonds - 9.9%
		Earthquakes - California - 0.8%
	500,000(d)	Ursa Re, 6.786% (3 Month U.S. Treasury Bill + 524 bps), 9/24/21 (144A)	$489,100
	400,000(d)	Ursa Re, 6.916% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	395,440
	250,000(d)	Ursa Re, 7.296% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	249,450
			$1,133,990
		Earthquakes - Japan - 0.7%
	500,000(d)	Kizuna Re II, 4.046% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	$495,800
	500,000(d)	Nakama Re, 3.805% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	497,550
			$993,350
		Earthquakes - U.S. - 0.2%
	300,000(d)	Acorn Re, 4.393% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$299,400
		Earthquakes - U.S. Regional - 0.4%
	500,000(d)	Merna Re, 3.546% (3 Month U.S. Treasury Bill + 200 bps), 4/8/20 (144A)	$499,200
		Flood - U.S. - 0.2%
	250,000(d)	FloodSmart Re, 12.796% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$252,625
		Multiperil - Europe - 0.4%
EUR	500,000+(d)	Lion II Re, 3.29% (3 Month EURIBOR + 329 bps), 7/15/21 (144A)	$554,793
		Multiperil - U.S. - 2.2%
	375,000(d)	Caelus Re V, 2.041% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	$75
	400,000(d)	Caelus Re V, 2.041% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	80
	250,000(d)	Caelus Re V, 9.361% (3 Month U.S. Treasury Bill + 782 bps), 6/7/21 (144A)	223,775
	500,000(d)	Kilimanjaro II Re, 9.519% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	500,000
	500,000(d)	Kilimanjaro II Re, 12.219% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	496,500
	750,000(d)	Northshore Re II, 9.076% (3 Month U.S. Treasury Bill + 753 bps), 7/6/20 (144A)	754,125
	250,000(d)	Residential Reinsurance 2018 Re, 12.546% (3 Month U.S. Treasury Bill + 1,100 bps), 12/6/22 (144A)	244,825
	250,000(d)	Residential Reinsurance 2019 Re, 13.046% (3 Month U.S. Treasury Bill + 1,150 bps), 12/6/23 (144A)	250,275
	500,000(d)	Spectrum Capital Re, 7.345% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	498,500
			$2,968,155
		Multiperil - U.S. & Canada - 0.6%
	350,000(d)	Kilimanjaro III Re, 11.046% (3 Month U.S. Treasury Bill + 950 bps), 12/19/23 (144A)	$347,690
	500,000(d)	Mona Lisa Re, Series B, 9.546% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	499,150
			$846,840
		Multiperil - Worldwide - 0.7%
	250,000(d)	Galilei Re, 10.204% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	$247,875
	250,000(d)	Galilei Re, 15.414% (6 Month USD LIBOR + 1,384 bps), 1/8/21 (144A)	249,475
	500,000(d)	Galileo Re, 9.228% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	492,100
			$989,450
		Pandemic - U.S. - 0.2%
	250,000(d)	Vitality Re XI, 3.361% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$249,875
		Pandemic - Worldwide - 0.3%
	300,000(d)	International Bank for Reconstruction & Development, 8.373% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$298,500
	300,000(d)	International Bank for Reconstruction & Development, 12.973% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	187,500
			$486,000
		Wildfire - California - 0.0%†
	250,000(d)	Cal Phoenix Re, 2.205% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$5,000
		Windstorm - Florida - 1.3%
	750,000(d)	Integrity Re, 4.754% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	$746,025
	500,000(d)	Integrity Re, 5.834% (6 Month USD LIBOR + 436 bps), 6/10/20 (144A)	501,350
	500,000(d)	Sanders Re, 4.824% (6 Month USD LIBOR + 314 bps), 6/5/20 (144A)	500,400
			$1,747,775

Principal
Amount
USD ($)		Value
	Windstorm - Japan - 0.4%
500,000(d)	Aozora Re, 4.04% (6 Month USD LIBOR + 229 bps), 4/7/20 (144A)	$492,000
	Windstorm - Massachusetts - 0.5%
750,000(d)	Cranberry Re, 3.46% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$748,875
	Windstorm - Texas - 0.4%
500,000(d)	Alamo Re, 5.351% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	$502,250
	Windstorm - U.S. Multistate - 0.2%
750,000(d)	Citrus Re, 1.641% (3 Month U.S. Treasury Bill + 10 bps), 2/25/21 (144A)	$225,000
	Windstorm - U.S. Regional - 0.4%
250,000(d)	Matterhorn Re, 9.046% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	$250,250
250,000(d)	Matterhorn Re 2020-2, 6.25% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21	250,000
		$500,250
	Total Event-Linked Bonds	$13,494,828

Face
Amount
USD ($)		Value
	Collateralized Reinsurance - 4.2%
	Multiperil - Massachusetts - 0.2%
250,000+(a)(j)	Denning Re 2019, 7/31/20	$252,073
	Multiperil - U.S. - 0.4%
250,000+(a)(j)	Port Royal Re 2019, 5/31/20	$253,693
300,000+(a)(j)	Riviera Re 2019, 5/31/20	303,699
		$557,392
	Multiperil - U.S. & Canada - 0.2%
250,000+(a)(j)	Leven Re 2020, 1/31/21	$240,775
	Multiperil - U.S. Regional - 0.4%
350,000+(a)(j)	Ailsa Re 2019, 6/30/20	$365,473
250,000+(a)(j)	Ocean View Re 2019, 6/30/20	252,273
		$617,746
	Multiperil - Worldwide - 2.5%
650,000+(a)(j)	Cypress Re 2017, 1/10/21	$11,830
462,683+(a)(j)	Dartmouth Re 2018, 1/15/21	152,223
115,581+(a)(j)	Dartmouth Re 2019, 1/31/21	115,581
250,000+(a)(j)	Dingle Re 2019, 2/1/21	255,132
389,876+(a)(j)	Gloucester Re 2018, 2/28/20	169,596
150,000+(a)(j)	Gloucester Re 2019, 2/28/20	153,300
368,836+(a)(j)	Kilarney Re 2018, 4/15/20	186,189
242,000+(a)(j)	Limestone Re 2019-2, 3/1/23 (144A)	248,849
350,000+(a)(j)	Merion Re 2018, 12/31/21	22,225
363,501+(j)	Merion Re 2019-1, 12/31/22	371,498
250,000+(a)(j)	Mid Ocean Re 2019, 7/31/20	246,946
250,000+(a)(j)	Old Head Re, 12/31/23	195,221
333,342+(a)(j)	Oyster Bay Re 2018, 1/15/21	302,541
700,000+(a)(j)	Resilience Re, 5/1/20	70
567,400+(a)(j)	Seminole Re 2018, 1/15/21	110,359
142,857+(a)(j)	Seminole Re 2019, 1/31/21	145,785
250,000+(a)(j)	Walton Health Re 2019, 6/30/20	233,856
250,000+(a)(j)	Wentworth Re, 12/31/23	209,698
250,000+(a)(j)	Wentworth Re 2019-2, 7/31/20	237,637
		$3,368,536
	Windstorm - Florida - 0.3%
750,000+(a)(j)	Portrush Re 2017, 6/15/20	$478,575
	Windstorm - North Carolina - 0.0%†
250,000+(j)	Lahinch Re 2019, 5/31/20	$3,646
	Windstorm - U.S. Regional - 0.2%
250,000+(a)(j)	Oakmont Re 2019, 4/30/20	$173,078
250,000+(j)	Resilience Re, 6/8/20	121,250
		$294,328
	Total Collateralized Reinsurance	$5,813,071
	Industry Loss Warranties - 0.2%
	Multiperil - U.S. - 0.2%
250,000+(a)(j)	Scotscraig Re 2020, 1/31/21	$225,719
	Total Industry Loss Warranties	$225,719
	Reinsurance Sidecars - 9.5%
	Multiperil - U.S. - 1.2%
800,000+(a)(j)	Carnoustie Re 2015, 7/1/20	$2,560
1,000,000+(a)(j)	Carnoustie Re 2016, 11/30/20	27,000
1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21	135,850
250,000+(j)	Carnoustie Re 2018, 12/31/21	2,800
400,000+(a)(j)	Castle Stuart Re 2018, 12/1/21	337,360
1,000,000+(a)(k)	Harambee Re 2018, 12/31/21	65,000

Face
Amount
USD ($)		Value
	Multiperil - U.S. - (continued)
1,000,000+(a)(k)	Harambee Re 2019, 12/31/22	$1,110,500
		$1,681,070
	Multiperil - U.S. Regional - 0.1%
250,000+(a)(j)	EC0009 Re, 12/31/20	$65,750
	Multiperil - Worldwide - 8.2%
250,000+(a)(j)	Alturas Re 2019-2, 3/10/22	$273,425
250,000+(a)(j)	Alturas Re 2019-3, 9/12/23	273,550
254,000+(a)(j)	Alturas Re 2020-2R, 3/10/23	255,651
500,000+(a)(j)	Bantry Re 2018, 12/31/21	5,700
492,000+(a)(j)	Bantry Re 2019, 12/31/22	520,831
1,579,039+(a)(j)	Berwick Re 2018-1, 12/31/21	192,169
1,128,124+(a)(j)	Berwick Re 2019-1, 12/31/22	1,174,844
400,000+(a)(k)	Blue Lotus Re 2018, 12/31/21	439,080
37,500+(j)	Eden Re II, 3/22/22 (144A)	42,248
12,500+(j)	Eden Re II, 3/22/22 (144A)	16,413
7,125+(a)(j)	Eden Re II, 3/22/23 (144A)	23,299
700,000+(a)(j)	Eden Re II, 3/22/24 (144A)	707,000
2,400,000+(j)	Gleneagles Re 2016, 11/30/20	74,880
1,500,000+(a)(j)	Gleneagles Re 2017, 11/30/21	297,750
250,000+(a)(j)	Gleneagles Re 2018, 12/31/21	29,575
221,708+(a)(j)	Gleneagles Re 2019, 12/31/22	241,329
1,059,157+(a)(j)	Gullane Re 2018, 12/31/21	994,022
8,000+(j)	Limestone Re 2018, 3/1/22	17,541
250,000+(a)(k)	Lion Rock Re, 1/31/21	253,150
750,000+(a)(k)	Lorenz Re 2018, 7/1/21	76,125
498,977+(a)(k)	Lorenz Re 2019, 6/30/22	441,395
500,000+(a)(j)	Merion Re 2018-2, 12/31/21	514,100
250,000+(a)(k)	NCM Re 2018, 12/31/21	15,940
103,281+(a)(k)	NCM Re 2019, 12/31/22	22,804
3,000,000+(j)	Pangaea Re 2015-1, 2/28/20	3,925
2,000,000+(j)	Pangaea Re 2016-1, 11/30/20	4,440
2,000,000+(a)(j)	Pangaea Re 2017-1, 11/30/21	32,200
1,000,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	58,800
1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	20,743
819,247+(a)(j)	Pangaea Re 2019-1, 2/1/23	17,071
735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23	715,239
810,646+(a)(j)	Pangaea Re 2020-1, 2/1/24	816,305
500,000+(a)(j)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	404,656
250,000+(a)(j)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	254,964
1,000,000+(a)(j)	St. Andrews Re 2017-1, 2/1/21	67,800
515,671+(a)(j)	Sussex Re, 12/31/22	520,054
500,000+(a)(k)	Thopas Re 2018, 12/31/21	37,050
313,499+(a)(k)	Thopas Re 2019, 12/31/22	315,443
49,158+(a)(k)	Thopas Re 2020, 12/31/23	49,158
500,000+(a)(j)	Versutus Re 2018, 12/31/21	–
441,274+(j)	Versutus Re 2019-A, 12/31/21	38,567
58,727+(j)	Versutus Re 2019-B, 12/31/21	5,133
500,000+(a)(k)	Viribus Re 2018, 12/31/21	27,650
212,306+(a)(k)	Viribus Re 2019, 12/31/22	262,134
507,289+(a)(j)	Woburn Re 2018, 12/31/21	101,559
499,829+(a)(j)	Woburn Re 2019, 12/31/22	517,073
		$11,172,785
	Total Reinsurance Sidecars	$12,919,605
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $35,169,515)	$32,453,223

Principal
Amount
USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 21.5% of Net Assets*(d)
	Aerospace & Defense - 0.9%
498,750	Jazz Acquisition, Inc., First Lien Initial Term Loan, 6.19% (LIBOR + 425 bps), 6/19/26	$497,503
145,567	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.895% (LIBOR + 225 bps), 5/17/24	141,564
487,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.9% (LIBOR + 525 bps), 4/29/24	485,367
	Total Aerospace & Defense	$1,124,434
	Automobile - 1.4%
451,914	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 7.645% (LIBOR + 600 bps), 4/12/23	$454,174
282,139	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.484% (LIBOR + 275 bps), 11/8/23	269,090
500,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 10.084% (LIBOR + 825 bps), 4/10/26	476,250
375,511	Navistar, Inc., Tranche B Term Loan, 5.17% (LIBOR + 350 bps), 11/6/24	377,034
338,235	Thor Industries, Inc., Initial USD Term Loan, 5.438% (LIBOR + 375 bps), 2/1/26	339,782
134,158	TI Group Automotive Systems LLC, Initial US Term Loan, 4.145% (LIBOR + 250 bps), 6/30/22	134,688
	Total Automobile	$2,051,018

Principal
Amount
USD ($)		Value
	Beverage, Food & Tobacco - 0.4%
488,247	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.145% (LIBOR + 350 bps), 10/10/23	$488,756
	Total Beverage, Food & Tobacco	$488,756
	Building Materials - 0.3%
390,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 5.645% (LIBOR + 400 bps), 5/1/24	$390,975
	Total Building Materials	$390,975
	Buildings & Real Estate - 0.5%
238,476	Uniti Group, Inc., Shortfall Term Loan, 6.645% (LIBOR + 500 bps), 10/24/22	$237,284
404,981	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.645% (LIBOR + 500 bps), 9/29/23	386,925
	Total Buildings & Real Estate	$624,209
	Chemicals, Plastics & Rubber - 1.1%
555,876	Omnova Solutions, Inc., Term B-2 Loan, 4.895% (LIBOR + 325 bps), 8/25/23	$556,918
358,367	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.519% (LIBOR + 275 bps), 9/23/24	358,889
586,553	Twist Beauty International Holdings SA, Facility B2, 4.907% (LIBOR + 300 bps), 4/22/24	583,253
	Total Chemicals, Plastics & Rubber	$1,499,060
	Computers & Electronics - 1.4%
245,625	Chloe OX Parent LLC, Initial Term Loan, 6.445% (LIBOR + 450 bps), 12/23/24	$246,546
500,000(l)	Edgewell Personal Care Co., Term Loan B, 9/18/26	503,750
177,359	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.195% (LIBOR + 425 bps), 6/26/25	166,496
297,750	Natel Engineering Co., Inc., Initial Term Loan, 6.645% (LIBOR + 500 bps), 4/30/26	278,396
707,143	Ultra Clean Holdings, Inc., Term B Loan, 6.145% (LIBOR + 450 bps), 8/27/25	709,353
	Total Computers & Electronics	$1,904,541
	Consumer Services - 0.1%
107,966	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien 2019 Refinancing Term B-1 Loan, 5.013% (LIBOR + 325 bps), 9/23/26	$108,334
	Total Consumer Services	$108,334
	Diversified & Conglomerate Manufacturing - 0.0%†
98,500	Pelican Products, Inc., First Lien Term Loan, 5.17% (LIBOR + 350 bps), 5/1/25	$94,068
	Total Diversified & Conglomerate Manufacturing	$94,068
	Diversified & Conglomerate Service - 2.2%
483,078	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.895% (LIBOR + 325 bps), 8/30/24	$481,417
335,000	Allied Universal Holdco LLC (fka USAGM Holdco LLC), Initial Term Loan, 5.895% (LIBOR + 425 bps), 7/10/26	337,871
241,940	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.145% (LIBOR + 450 bps), 8/16/23	242,394
561,015	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.527% (LIBOR + 475 bps), 9/29/23	528,757
325,875	DynCorp International, Inc., Term Loan, 7.67% (LIBOR + 600 bps), 8/18/25	322,616
3,000	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term C Loan, 5.65% (LIBOR + 400 bps), 3/9/26	3,026
54,588	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 5.65% (LIBOR + 400 bps), 3/9/26	55,058
96,781	NVA Holdings, Inc., First Lien Term B3 Loan, 6.5% (PRIME + 175 bps), 2/2/25	96,880
371,000	Team Health Holdings, Inc., Initial Term Loan, 4.395% (LIBOR + 275 bps), 2/6/24	297,032
217,925	Trico Group LLC, First Lien Tranche B-2 Term Loan, 8.945% (LIBOR + 700 bps), 2/2/24	219,287
504,727	West Corp., Incremental Term B-1 Loan, 5.145% (LIBOR + 350 bps), 10/10/24	429,649
	Total Diversified & Conglomerate Service	$3,013,987
	Electric & Electrical - 0.1%
91,292	Rackspace Hosting, Inc., First Lien Term B Loan, 4.902% (LIBOR + 300 bps), 11/3/23	$88,096
	Total Electric & Electrical	$88,096
	Electronics - 0.5%
193,970	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.145% (LIBOR + 450 bps), 10/20/22	$176,513
546,661	Scientific Games International, Inc., Initial Term B-5 Loan, 4.395% (LIBOR + 275 bps), 8/14/24	547,230
	Total Electronics	$723,743
	Farming & Agriculture - 0.3%
441,806	Dole Food Co., Inc., Tranche B Term Loan, 4.404% (LIBOR + 275 bps), 4/6/24	$442,240
	Total Farming & Agriculture	$442,240
	Healthcare & Pharmaceuticals - 0.7%
342,125	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.145% (LIBOR + 350 bps), 9/26/24	$327,514
326,950	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.395% (LIBOR + 375 bps), 11/13/25	323,680
470,000	Sotera Health Holdings LLC, First Lien Initial Term Loan, 6.145% (LIBOR + 450 bps), 12/11/26	472,350
	Total Healthcare & Pharmaceuticals	$1,123,544
	Healthcare, Education & Childcare - 1.7%
228,725	Gentiva Health Services, Inc., First Lien Term B Loan, 4.938% (LIBOR + 325 bps), 7/2/25	$229,869
718,564	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.695% (LIBOR + 375 bps), 2/21/25	722,830
807,487	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 8.25% (PRIME + 350 bps), 11/16/25	812,913
498,750	U.S. Renal Care, Inc., Initial Term Loan, 6.645% (LIBOR + 500 bps), 6/26/26	496,078
	Total Healthcare, Education & Childcare	$2,261,690

Principal
Amount
USD ($)		Value
	Insurance - 1.3%
161,096	Alliant Holdings Intermediate LLC, Initial Term Loan, 4.645% (LIBOR + 300 bps), 5/9/25	$161,035
325,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.145% (LIBOR + 650 bps), 8/4/25	330,585
490,116	Confie Seguros Holding II Co., Term B Loan, 6.659% (LIBOR + 475 bps), 4/19/22	482,152
331,576	Integro Parent, Inc., First Lien Initial Term Loan, 7.4% (LIBOR + 575 bps), 10/31/22	328,261
488,750	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.945% (LIBOR + 300 bps), 5/16/24	487,604
	Total Insurance	$1,789,637
	Leisure & Entertainment - 0.2%
191,703	Fitness International LLC, Term B Loan, 4.895% (LIBOR + 325 bps), 4/18/25	$191,919
	Total Leisure & Entertainment	$191,919
	Machinery - 1.5%
184,353	Blount International, Inc., New Refinancing Term Loan, 5.395% (LIBOR + 375 bps), 4/12/23	$185,942
170,286	CTC AcquiCo GmbH, Facility B2, 4.664% (LIBOR + 275 bps), 3/7/25	168,583
500,000	MHI Holdings LLC, Initial Term Loan, 6.645% (LIBOR + 500 bps), 9/21/26	500,938
164,533	NN, Inc., Tranche B Term Loan, 6.895% (LIBOR + 525 bps), 10/19/22	161,654
1,018,883	Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25	932,278
	Total Machinery	$1,949,395
	Media - 0.0%†
990	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.926% (LIBOR + 225 bps), 7/17/25	$994
623	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan, 3.926% (LIBOR + 225 bps), 1/15/26	627
	Total Media	$1,621
	Metals & Mining - 0.5%
753,525	Aleris International, Inc., Initial Term Loan, 6.395% (LIBOR + 475 bps), 2/27/23	$755,174
	Total Metals & Mining	$755,174
	Oil & Gas - 1.5%
796,000	BCP Raptor II LLC, Initial Term Loan, 6.395% (LIBOR + 475 bps), 11/3/25	$725,687
194,116	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.395% (LIBOR + 675 bps), 10/29/25	137,822
317,316	Gulf Finance LLC, Tranche B Term Loan, 7.1% (LIBOR + 525 bps), 8/25/23	250,415
399,627	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.645% (LIBOR + 600 bps), 5/13/22	375,399
694,375	Traverse Midstream Partners LLC, Advance Term Loan, 5.65% (LIBOR + 400 bps), 9/27/24	617,126
	Total Oil & Gas	$2,106,449
	Personal, Food & Miscellaneous Services - 0.5%
500,000	Option Care Health, Inc., Term B Loan, 6.145% (LIBOR + 450 bps), 8/6/26	$503,125
145,358	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.159% (LIBOR + 425 bps), 6/30/24	145,039
	Total Personal, Food & Miscellaneous Services	$648,164
	Printing & Publishing - 0.3%
403,641	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 4.161% (LIBOR + 250 bps), 11/8/24	$404,470
	Total Printing & Publishing	$404,470
	Retail - 0.7%
342,125	Bass Pro Group LLC, Initial Term Loan, 6.645% (LIBOR + 500 bps), 9/25/24	$341,840
478,803	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 5.65% (LIBOR + 400 bps), 9/29/24	479,102
119,948	PetSmart, Inc., Amended Term Loan, 5.67% (LIBOR + 400 bps), 3/11/22	119,844
	Total Retail	$940,786
	Securities & Trusts - 1.2%
380,000	LCPR Loan Financing LLC, Initial Term Loan, 6.676% (LIBOR + 500 bps), 10/15/26	$385,700
641,500	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	673,575
538,313	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26	531,584
	Total Securities & Trusts	$1,590,859
	Telecommunications - 1.3%
575,000(l)	CenturyLink, Inc., Term B Loan, 3/15/27	$575,000
935,655	Commscope, Inc., Initial Term Loan, 4.895% (LIBOR + 325 bps), 4/6/26	938,457
340,375	Sprint Communications, Inc., Initial Term Loan, 4.188% (LIBOR + 250 bps), 2/2/24	336,226
	Total Telecommunications	$1,849,683
	Textile & Apparel - 0.4%
497,500	Adient US LLC, Initial Term Loan, 6.182% (LIBOR + 425 bps), 5/6/24	$501,231
	Total Textile & Apparel	$501,231
	Transportation - 0.3%
321,750	Envision Healthcare Corp., Initial Term Loan, 5.395% (LIBOR + 375 bps), 10/10/25	$272,223
199,500	Travelport Finance (Luxembourg) S.à.r.l., First Lien Initial Term Loan, 6.945% (LIBOR + 500 bps), 5/29/26	182,044
	Total Transportation	$454,267
	Utilities - 0.2%
270,892	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.395% (LIBOR + 375 bps), 10/2/25	$270,418
	Total Utilities	$270,418
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $29,736,460)	$29,392,768

Shares		Value
RIGHT/WARRANT - 0.0% of Net Assets
Oil, Gas & Consumable Fuels - 0.0%
2,027^(a)(m)	Amplify Energy Corp., 4/21/20	$ –
	Total Oil, Gas & Consumable Fuels	$ –
TOTAL RIGHT/WARRANT
	(Cost $1)	$ –

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
18,332^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	$ –
18,332^(p)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(o)	10/23/22	–
$ –
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$ –
OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
1,765,000	Put EUR Call USD	Bank of America NA	EUR	18,738	EUR	1.10	4/29/20	$ 6,923
TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $18,738)							$ 6,923
TOTAL OPTIONS PURCHASED
	(Premiums paid $18,738)							$ 6,923

TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 148.5%
	(Cost $198,020,838)							$202,821,652

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(1,765,000)	Call EUR Put USD	Bank of America NA	EUR	(18,738)	EUR	1.21	4/29/20	$(101)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(18,738))							$(101)
	OTHER ASSETS AND LIABILITIES - (48.5)%							$(66,241,981)
	NET ASSETS - 100.0%							$136,579,570

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $123,660,887, or 90.5% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2020.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Securities are restricted as to resale.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	This term loan will settle after January 31, 2020, at which time the interest rate will be determined.
(m)	Amplify Energy Corp. warrants are exercisable into 2,027 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Strike price is 1 Mexican Peso (MXN).
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(q)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	52.8%
	Bermuda	15.6
	Canada	7.0
	Luxembourg	4.4
	Cayman Islands	2.6
	Mexico	2.3
	Netherlands	2.0
	United Kingdom	1.5
	Ireland	1.3
	France	1.1
	Argentina	1.0
	Other (individually less than 1%)	8.4
		100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	134,466	MXN	(2,566,755)	Goldman Sachs International	2/27/20	$(1,111)
IDR	4,193,245,000	USD	(296,951)	HSBC Bank USA NA	2/25/20	9,589
USD	962,837	EUR	(871,904)	State Street Bank & Trust Co.	2/26/20	(5,104)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$3,374

SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
80,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(9,000)	$(18,046)	$(27,046)
45,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(5,512)	(9,701)	(15,213)
75,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,188)	(16,169)	(25,357)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(23,700)	$(43,916)	$(67,616)
TOTAL SWAP CONTRACTS						$(23,700)	$(43,916)	$(67,616)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$32	$71,532	$–	$71,564
Specialty Retail	–	–	50,085	50,085
All Other Common Stock	387	–	–	387
Preferred Stocks
Chemicals	–	–	4,552	4,552
Diversified Financial Services	–	547,500	–	547,500
All Other Preferred Stocks	1,137,845	–	–	1,137,845
Asset Backed Securities	–	1,148,723	–	1,148,723
Collateralized Mortgage Obligations	–	8,672,284	–	8,672,284
Commercial Mortgage-Backed Securities	–	709,555	–	709,555
Convertible Corporate Bond	–	1,907,125	–	1,907,125
Corporate Bonds
Diversified Finance Services	–	6,609,047	9,144,474	15,753,521
All Other Corporate Bonds	–	104,374,847	–	104,374,847
Foreign Government Bonds	–	6,590,750	–	6,590,750
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - Europe	–	–	554,793	554,793
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	252,073	252,073
Multiperil - U.S.	–	–	557,392	557,392
Multiperil - U.S. & Canada	–	–	240,775	240,775
Multiperil - U.S. Regional	–	–	617,746	617,746
Multiperil - Worldwide	–	–	3,368,536	3,368,536
Windstorm - Florida	–	–	478,575	478,575
Windstorm - North Carolina	–	–	3,646	3,646
Windstorm - U.S. Regional	–	–	294,328	294,328
Industry Loss Warranties
Multiperil - U.S.	–	–	225,719	225,719
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,681,070	1,681,070
Multiperil - U.S. Regional	–	–	65,750	65,750
Multiperil - Worldwide	–	–	11,172,785	11,172,785
All Other Insurance-Linked Securities	–	12,940,035	–	12,940,035
Senior Secured Floating Rate Loan Interests	–	29,392,768	–	29,392,768
Right/Warrant	–	– *	–	– *
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	6,923	–	6,923
Total Investments in Securities	$1,138,264	$172,971,089	$28,712,299	$202,821,652
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(101)	$–	$(101)
Net unrealized appreciation on forward foreign currency exchange contracts	–	3,374	–	3,374
Swap contracts, at value	–	(67,616)	–	(67,616)
Total Other Financial Instruments	$–	$(64,343)	$–	$(64,343)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/19		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out to Level 3 categories*		Balance as of 1/31/20
Common Stocks
Health Care Technology	$699		$104,114	$--	$--	$(104,813)	$--	$--		$--
Oil, Gas & Consumable Fuels	57,169		--	--	--	--	--	(57,169)		--
Specialty Retail	87,543		--	(12,665)	--	(24,793)	--	--		50,085
Preferred Stocks
Chemicals	45,523		--	(40,971)	--	--	--	--		4,552
Corporate Bonds
Diversified Financials	7,825,000		--	1,320,547	--	--	(1,073)	--		9,144,474
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - Europe	--		--	(5,415)	--	--	--	560,208		554,793
Collateralized Reinsurance
Multiperil - Massachusetts	417,585		--	(3,018)	245,156	(407,650)	--	--		252,073
Multiperil – U.S.	--		--	35,192	522,200	--	--	--		557,392
Multiperil – U.S. & Canada	--		--	--	240,775	--	--	--		240,775
Multiperil – U.S. Regional	247,500		--	26,861	586,885	(243,500)	--	--		617,746
Multiperil – Worldwide	3,131,593		--	152,942	1,499,713	(1,409,169)	(6,543)	--		3,368,536
Windstorm - Florida	497,175		--	(950)	--	(17,650)	--	--		478,575
Windstorm - North Carolina	--		--	3,646	244,505	(244,505)	--	--		3,646
Windstorm – U.S. Regional	279,725		--	12,996	472,011	(470,404)	--	--		294,328
Industry Loss Warranties
Multiperil – U.S.	38,851		11	(4,695)	225,719	(34,167)	--	--		225,719
Reinsurance Sidecars
Multiperil – U.S.	1,843,707		--	128,401	--	(291,038)	--	--		1,681,070
Multiperil – U.S. Regional	66,875		--	5,978	--	(7,103)	--	--		65,750
Multiperil – Worldwide	11,602,131(a	)	(125,123)	107,502	4,363,765	(4,775,490)	--	--		11,172,785
Senior Secured Floating Rate Loan Interests
Insurance	230,918		(400)	123,207	--	(355,258)	1,533	--		--
Right/ Warrant	--	**	-- †	-- †	--	--	--	--	**	--
Total	$26,371,994		$(21,398)	$1,849,558	$8,400,729	$(8,385,540)	$(6,083)	$503,039		$28,712,299

*
Transfers are calculated on the beginning of period values. During the nine months ended January 31, 2020, securities with an aggregate market value of $560,208 transferred from Level 2 to Level 3 due to the use of unobservable inputs. A security valued at $57,169 transferred from Level 3 to Level 2 due to the use of observable inputs. There were no transfers between Levels 1, 2 and 3.

**	Security valued at $0.
(a)	Securities valued at $1,510,592 were classified as All Natural Peril – Worldwide on the April 30, 2019 financial statements.
†	Amount rounds to less than $1.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $23,010,918.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at January 31, 2020. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value 1/31/20	Valuation Technique	Unobservable Input	Value/ Range
Common Stocks	$50,085	Market Comparables	EBITDA Multiples(1)	4x-6x
Preferred Stocks	$4,552	Market Comparables	EBITDA Multiples(1)	7x
Corporate Bonds	$9,144,474	Market Comparables	Yield Premiums(2)	1.05%

*	Includes securities that are valued $0.
(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.
(2)	An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.